Schedule of Investments (unaudited) December 31, 2020	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Axon Enterprise Inc.(a)(b)	281,927	$34,544,515
BWX Technologies Inc.	275,563	16,610,938
HEICO Corp.	162,630	21,532,212
HEICO Corp., Class A	281,123	32,908,258
Huntington Ingalls Industries Inc.	17,238	2,938,734
Mercury Systems Inc.(a)	200,397	17,646,960
TransDigm Group Inc.(a)	52,621	32,564,506
Virgin Galactic Holdings Inc.(a)(b)	260,966	6,192,723

		164,938,846

Air Freight & Logistics — 0.4%
CH Robinson Worldwide Inc.	92,709	8,702,594
Expeditors International of Washington Inc.	467,515	44,465,352
XPO Logistics Inc.(a)	20,841	2,484,247

		55,652,193

Auto Components — 0.0%
BorgWarner Inc.	138,638	5,356,972

Beverages — 0.7%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	40,154	39,924,721
Brown-Forman Corp., Class A	172,880	12,701,493
Brown-Forman Corp., Class B, NVS	694,419	55,157,701

		107,783,915

Biotechnology — 5.0%
ACADIA Pharmaceuticals Inc.(a)	502,025	26,838,256
Acceleron Pharma Inc.(a)	219,090	28,030,375
Agios Pharmaceuticals Inc.(a)(b)	24,853	1,076,880
Alexion Pharmaceuticals Inc.(a)(b)	148,289	23,168,673
Alnylam Pharmaceuticals Inc.(a)(b)	521,515	67,781,305
BioMarin Pharmaceutical Inc.(a)(b)	740,125	64,901,561
Bluebird Bio Inc.(a)(b)	132,912	5,751,102
Exact Sciences Corp.(a)(b)	583,611	77,322,621
Exelixis Inc.(a)	496,817	9,971,117
Global Blood Therapeutics Inc.(a)(b)	270,754	11,726,356
Incyte Corp.(a)	822,826	71,569,405
Ionis Pharmaceuticals Inc.(a)(b)	290,190	16,407,343
Iovance Biotherapeutics Inc.(a)(b)	621,599	28,842,194
Moderna Inc.(a)(b)	1,290,224	134,789,701
Neurocrine Biosciences Inc.(a)	414,036	39,685,351
Sage Therapeutics Inc.(a)(b)	17,362	1,501,987
Sarepta Therapeutics Inc.(a)(b)	339,336	57,853,395
Seagen Inc.(a)	572,597	100,284,639

		767,502,261

Building Products — 0.9%
Allegion PLC	271,219	31,564,467
Armstrong World Industries Inc.	80,939	6,021,052
AZEK Co. Inc. (The)(a)(b)	51,255	1,970,755
Carrier Global Corp.	1,407,461	53,089,429
Trex Co. Inc.(a)(b)	522,416	43,736,668

		136,382,371

Capital Markets — 3.0%
Apollo Global Management Inc.	382,900	18,754,442
Ares Management Corp., Class A	443,997	20,890,059
Carlyle Group Inc. (The)	50,230	1,579,231
Cboe Global Markets Inc.	106,979	9,961,885
FactSet Research Systems Inc.	167,762	55,780,865
LPL Financial Holdings Inc.	28,475	2,967,665
MarketAxess Holdings Inc.	166,597	95,053,584

Security	Shares	Value

Capital Markets (continued)
Morningstar Inc.	81,746	$18,929,921
MSCI Inc.	368,012	164,328,398
T Rowe Price Group Inc.	258,791	39,178,370
Tradeweb Markets Inc., Class A	320,181	19,995,303
Virtu Financial Inc., Class A	256,229	6,449,284

		453,869,007

Chemicals — 0.7%
FMC Corp.	114,852	13,199,940
NewMarket Corp.	25,496	10,154,802
RPM International Inc.	481,248	43,687,694
Scotts Miracle-Gro Co. (The)	172,169	34,285,735
WR Grace & Co.	92,349	5,062,572

		106,390,743

Commercial Services & Supplies — 1.9%
Cintas Corp.	353,408	124,915,592
Copart Inc.(a)	927,241	117,991,417
IAA Inc.(a)	141,922	9,222,092
MSA Safety Inc.	37,072	5,538,186
Rollins Inc.	882,435	34,476,735

		292,144,022

Communications Equipment — 0.6%
Arista Networks Inc.(a)(b)	217,977	63,337,577
CommScope Holding Co. Inc.(a)	54,984	736,786
Lumentum Holdings Inc.(a)(b)	36,725	3,481,530
Motorola Solutions Inc.	77,868	13,242,232
Ubiquiti Inc.	30,761	8,567,246

		89,365,371

Construction & Engineering — 0.1%
Quanta Services Inc.	122,475	8,820,650

Consumer Finance — 0.1%
Credit Acceptance Corp.(a)(b)	3,252	1,125,647
LendingTree Inc.(a)(b)	46,889	12,837,740
SLM Corp.	396,813	4,916,513

		18,879,900

Containers & Packaging — 1.2%
Amcor PLC	1,072,425	12,622,442
Avery Dennison Corp.	155,453	24,112,315
Ball Corp.	1,349,569	125,752,839
Berry Global Group Inc.(a)	202,802	11,395,444
Crown Holdings Inc.(a)	61,309	6,143,162
Graphic Packaging Holding Co.	259,873	4,402,249

		184,428,451

Distributors — 0.4%
Pool Corp.	175,132	65,236,670

Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions Inc.(a)(b)	188,448	32,599,620
Chegg Inc.(a)(b)	546,910	49,402,380
frontdoor Inc.(a)(b)	66,026	3,315,165
H&R Block Inc.	619,993	9,833,089

		95,150,254

Electric Utilities — 0.1%
NRG Energy Inc.	378,753	14,222,175

Electrical Equipment — 0.9%
Array Technologies Inc.(a)(b)	19,480	840,367
Generac Holdings Inc.(a)(b)	251,723	57,244,327
Rockwell Automation Inc.	254,601	63,856,477

1

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Vertiv Holdings Co.	990,838	$18,498,946

		140,440,117

Electronic Equipment, Instruments & Components — 2.6%
Amphenol Corp., Class A	782,267	102,297,055
CDW Corp./DE	641,014	84,479,235
Cognex Corp.	756,885	60,766,512
Coherent Inc.(a)(b)	89,184	13,379,384
Dolby Laboratories Inc., Class A	32,190	3,126,615
IPG Photonics Corp.(a)(b)	10,771	2,410,442
Jabil Inc.	128,202	5,452,431
Keysight Technologies Inc.(a)(b)	282,722	37,344,749
Zebra Technologies Corp., Class A(a)	216,721	83,292,382

		392,548,805

Entertainment — 3.5%
Live Nation Entertainment Inc.(a)(b)	639,195	46,968,049
Roku Inc.(a)	492,200	163,420,244
Spotify Technology SA(a)	591,648	186,167,960
Take-Two Interactive Software Inc.(a)(b)	476,442	98,999,883
World Wrestling Entertainment Inc., Class A	204,987	9,849,625
Zynga Inc., Class A(a)(b)	3,311,329	32,682,817

		538,088,578

Equity Real Estate Investment Trusts (REITs) — 1.4%
Americold Realty Trust	91,002	3,397,105
Brookfield Property REIT Inc., Class A(b)	158,527	2,368,393
CoreSite Realty Corp.	122,262	15,316,983
Equity LifeStyle Properties Inc.	323,349	20,487,393
Extra Space Storage Inc.	401,062	46,467,043
Iron Mountain Inc.	760,087	22,407,365
Simon Property Group Inc.	1,150,342	98,101,166

		208,545,448

Food & Staples Retailing — 0.1%
Albertsons Companies Inc., Class A(a)(b)	77,937	1,370,133
Grocery Outlet Holding Corp.(a)(b)	178,069	6,989,208
Sprouts Farmers Market Inc.(a)(b)	441,744	8,879,054

		17,238,395

Food Products — 1.4%
Beyond Meat Inc.(a)(b)	188,696	23,587,000
Campbell Soup Co.	438,898	21,220,718
Hershey Co. (The)	514,662	78,398,463
Kellogg Co.	386,019	24,021,962
Lamb Weston Holdings Inc.	150,059	11,815,646
McCormick & Co. Inc./MD, NVS	626,495	59,892,922
Pilgrim’s Pride Corp.(a)	80,218	1,573,075

		220,509,786

Health Care Equipment & Supplies — 7.5%
ABIOMED Inc.(a)	200,022	64,847,132
Align Technology Inc.(a)	352,786	188,521,783
Cooper Companies Inc. (The)	26,224	9,527,704
Haemonetics Corp.(a)(b)	210,425	24,987,969
Hill-Rom Holdings Inc.	36,532	3,579,040
Hologic Inc.(a)	808,680	58,896,164
ICU Medical Inc.(a)	23,717	5,087,059
IDEXX Laboratories Inc.(a)	380,206	190,053,573
Insulet Corp.(a)	296,322	75,748,793
Masimo Corp.(a)(b)	220,764	59,248,642
Novocure Ltd.(a)(b)	455,037	78,739,603
Penumbra Inc.(a)(b)	149,449	26,153,575
Quidel Corp.(a)(b)	167,871	30,158,025

Security	Shares	Value

Health Care Equipment & Supplies (continued)
ResMed Inc.	647,765	$137,688,928
STERIS PLC	20,580	3,900,733
Tandem Diabetes Care Inc.(a)(b)	243,534	23,301,333
Teleflex Inc.	131,794	54,242,457
Varian Medical Systems Inc.(a)	51,663	9,041,542
West Pharmaceutical Services Inc.(b)	331,603	93,946,446

		1,137,670,501

Health Care Providers & Services — 2.6%
Amedisys Inc.(a)	144,609	42,418,158
AmerisourceBergen Corp.	317,326	31,021,790
Cardinal Health Inc.	1,321,724	70,791,538
Chemed Corp.	69,707	37,126,645
DaVita Inc.(a)(b)	57,528	6,753,787
Encompass Health Corp.	202,140	16,714,957
Guardant Health Inc.(a)	370,968	47,810,356
Laboratory Corp. of America Holdings(a)	23,717	4,827,595
McKesson Corp.	544,048	94,620,828
Molina Healthcare Inc.(a)	178,250	37,910,210
Oak Street Health Inc.(a)(b)	55,426	3,389,854

		393,385,718

Health Care Technology — 2.5%
American Well Corp., Class A(a)(b)	141,554	3,585,563
Cerner Corp.	1,375,090	107,917,063
Change Healthcare Inc.(a)	801,234	14,943,014
Teladoc Health Inc.(a)(b)	454,167	90,815,233
Veeva Systems Inc., Class A(a)(b)	611,163	166,389,127

		383,650,000

Hotels, Restaurants & Leisure — 2.0%
Chipotle Mexican Grill Inc.(a)	125,878	174,556,281
Domino’s Pizza Inc.	176,024	67,498,163
Planet Fitness Inc., Class A(a)	208,821	16,210,774
Vail Resorts Inc.	14,661	4,089,833
Wendy’s Co. (The)	811,156	17,780,539
Wynn Resorts Ltd.	108,641	12,257,964
Yum China Holdings Inc.	126,584	7,226,681

		299,620,235

Household Durables — 0.2%
NVR Inc.(a)	1,568	6,397,220
Tempur Sealy International Inc.(a)	631,864	17,060,328

		23,457,548

Household Products — 1.2%
Church & Dwight Co. Inc.	1,122,646	97,928,410
Clorox Co. (The)	404,227	81,621,516
Energizer Holdings Inc.	219,277	9,249,104
Reynolds Consumer Products Inc.	61,172	1,837,607

		190,636,637

Insurance — 0.4%
Alleghany Corp.	5,577	3,366,779
Axis Capital Holdings Ltd.	34,761	1,751,607
Brown & Brown Inc.	57,832	2,741,815
Erie Indemnity Co., Class A, NVS	64,844	15,925,686
GoHealth Inc., Class A(a)(b)	20,047	273,842
Lincoln National Corp.	109,615	5,514,731
Primerica Inc.	110,847	14,845,739
RenaissanceRe Holdings Ltd.	77,568	12,862,326

		57,282,525

Interactive Media & Services — 2.2%
IAC/InterActiveCorp.(a)(b)	338,325	64,061,839

2

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Match Group Inc.(a)	1,011,731	$152,963,610
Pinterest Inc., Class A(a)	1,506,696	99,291,266
Zillow Group Inc., Class A(a)	29,033	3,946,746
Zillow Group Inc., Class C, NVS(a)(b)	71,369	9,263,696

		329,527,157

Internet & Direct Marketing Retail — 1.1%
Etsy Inc.(a)(b)	533,232	94,867,305
Expedia Group Inc.	69,508	9,202,859
Grubhub Inc.(a)	40,530	3,010,163
Wayfair Inc., Class A(a)(b)	291,692	65,866,971

		172,947,298

IT Services — 8.9%
Akamai Technologies Inc.(a)(b)	595,310	62,501,597
BigCommerce Holdings Inc., Series 1(a)	45,040	2,889,316
Black Knight Inc.(a)	683,468	60,384,398
Booz Allen Hamilton Holding Corp.	610,417	53,216,154
Broadridge Financial Solutions Inc.	517,018	79,207,158
CACI International Inc., Class A(a)	18,364	4,578,696
EPAM Systems Inc.(a)	240,106	86,041,985
Fastly Inc., Class A(a)(b)	357,622	31,245,434
FleetCor Technologies Inc.(a)	372,630	101,664,643
Gartner Inc.(a)	390,944	62,625,319
Genpact Ltd.	328,668	13,593,708
Globant SA(a)	173,177	37,685,047
GoDaddy Inc., Class A(a)(b)	759,841	63,028,811
Jack Henry & Associates Inc.	268,853	43,551,497
Leidos Holdings Inc.	59,932	6,300,052
MongoDB Inc.(a)(b)	230,110	82,618,694
Okta Inc.(a)(b)	519,665	132,130,023
Paychex Inc.	1,145,764	106,762,290
Science Applications International Corp.	34,350	3,250,884
StoneCo Ltd., Class A(a)(b)	910,610	76,418,391
Switch Inc., Class A	352,871	5,776,498
Twilio Inc., Class A(a)(b)	526,449	178,202,987
VeriSign Inc.(a)	270,599	58,557,624
Western Union Co. (The)	353,351	7,752,521
WEX Inc.(a)	17,098	3,479,956

		1,363,463,683

Leisure Products — 0.4%
Mattel Inc.(a)	916,519	15,993,257
Peloton Interactive Inc., Class A(a)(b)	278,371	42,234,448
Polaris Inc.	27,486	2,618,866

		60,846,571

Life Sciences Tools & Services — 3.5%
10X Genomics Inc., Class A(a)	258,445	36,595,812
Adaptive Biotechnologies Corp.(a)(b)	345,693	20,440,827
Agilent Technologies Inc.	119,710	14,184,438
Avantor Inc.(a)	2,236,965	62,970,565
Berkeley Lights Inc.(a)(b)	30,791	2,753,023
Bio-Techne Corp.	160,947	51,108,720
Bruker Corp.	195,869	10,602,389
Charles River Laboratories International Inc.(a)	195,040	48,732,694
IQVIA Holdings Inc.(a)	325,674	58,351,011
Mettler-Toledo International Inc.(a)(b)	100,198	114,193,657
PerkinElmer Inc.(b)	97,062	13,928,397
PPD Inc.(a)	612,920	20,974,122
PRA Health Sciences Inc.(a)	243,700	30,569,728
Repligen Corp.(a)	235,248	45,080,574
Syneos Health Inc.(a)	36,544	2,489,743

Security	Shares	Value

Life Sciences Tools & Services (continued)
Waters Corp.(a)	20,784	$5,142,377

		538,118,077

Machinery — 0.9%
Allison Transmission Holdings Inc.	328,047	14,148,667
Donaldson Co. Inc.	60,036	3,354,812
Graco Inc.	374,449	27,091,385
Lincoln Electric Holdings Inc.	108,971	12,667,879
Nordson Corp.	211,324	42,465,558
Toro Co. (The)	433,536	41,116,554

		140,844,855

Media — 0.9%
Altice USA Inc., Class A(a)(b)	1,322,923	50,099,094
Cable One Inc.	24,108	53,705,874
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	44,164	1,907,443
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	92,382	4,019,541
Nexstar Media Group Inc., Class A	128,467	14,027,311
Sirius XM Holdings Inc.(b)	3,111,875	19,822,644

		143,581,907

Metals & Mining — 0.1%
Royal Gold Inc.	212,865	22,640,321

Multiline Retail — 0.5%
Dollar Tree Inc.(a)	506,437	54,715,453
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	219,719	17,966,423

		72,681,876

Oil, Gas & Consumable Fuels — 0.4%
Cheniere Energy Inc.(a)(b)	1,045,264	62,747,198
Equitrans Midstream Corp.	179,490	1,443,100

		64,190,298

Personal Products — 0.0%
Herbalife Nutrition Ltd.(a)	54,624	2,624,683

Pharmaceuticals — 0.5%
Horizon Therapeutics PLC(a)	815,887	59,682,134
Reata Pharmaceuticals Inc., Class A(a)(b)	97,065	11,999,176
Royalty Pharma PLC, Class A	209,804	10,500,690

		82,182,000

Professional Services — 3.7%
CoreLogic Inc.	19,323	1,494,054
CoStar Group Inc.(a)	176,206	162,863,681
Dun & Bradstreet Holdings Inc.(a)(b)	191,082	4,757,942
Equifax Inc.	405,594	78,214,747
IHS Markit Ltd.	977,743	87,830,654
TransUnion	782,009	77,590,933
Verisk Analytics Inc.(b)	716,708	148,781,414

		561,533,425

Road & Rail — 0.7%
JB Hunt Transport Services Inc.	102,020	13,941,033
Landstar System Inc.	140,217	18,881,621
Old Dominion Freight Line Inc.	379,929	74,154,542

		106,977,196

Semiconductors & Semiconductor Equipment — 6.4%
Allegro MicroSystems Inc.(a)	53,622	1,429,562
Enphase Energy Inc.(a)(b)	477,284	83,749,023
Entegris Inc.	566,026	54,395,099
Inphi Corp.(a)	216,808	34,791,180
KLA Corp.	701,627	181,658,247
Maxim Integrated Products Inc.	399,943	35,454,947

3

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Microchip Technology Inc.	846,675	$116,934,284
MKS Instruments Inc.	186,325	28,032,596
Monolithic Power Systems Inc.	196,626	72,010,340
SolarEdge Technologies Inc.(a)(b)	220,719	70,435,847
Teradyne Inc.(b)	747,362	89,601,230
Universal Display Corp.(b)	193,436	44,451,593
Xilinx Inc.	1,103,975	156,510,536

		969,454,484

Software — 19.9%
2U Inc.(a)(b)	101,496	4,060,855
Alteryx Inc., Class A(a)(b)	242,708	29,559,407
Anaplan Inc.(a)	600,734	43,162,738
ANSYS Inc.(a)(b)	387,166	140,850,991
Aspen Technology Inc.(a)(b)	283,497	36,925,484
Avalara Inc.(a)	372,494	61,420,536
Bill.Com Holdings Inc.(a)(b)	330,091	45,057,422
Cadence Design Systems Inc.(a)(b)	1,246,016	169,993,963
CDK Global Inc.	70,985	3,679,153
Ceridian HCM Holding Inc.(a)	365,857	38,985,722
Citrix Systems Inc.	152,075	19,784,958
Cloudflare Inc., Class A(a)(b)	492,535	37,427,735
Coupa Software Inc.(a)(b)	310,533	105,242,739
Crowdstrike Holdings Inc., Class A(a)	497,649	105,412,011
Datadog Inc., Class A(a)	688,781	67,803,602
Datto Holding Corp.(a)	52,681	1,422,387
DocuSign Inc.(a)(b)	805,775	179,123,782
Dropbox Inc., Class A(a)(b)	1,113,081	24,699,267
Duck Creek Technologies Inc.(a)(b)	84,378	3,653,567
Dynatrace Inc.(a)	829,640	35,898,523
Elastic NV(a)	298,232	43,580,642
Everbridge Inc.(a)(b)	156,857	23,382,673
Fair Isaac Corp.(a)	126,410	64,600,566
FireEye Inc.(a)	227,360	5,242,922
Five9 Inc.(a)(b)	278,123	48,504,651
Fortinet Inc.(a)	600,771	89,232,517
Guidewire Software Inc.(a)(b)	72,427	9,323,528
HubSpot Inc.(a)(b)	186,954	74,116,044
Jamf Holding Corp.(a)(b)	69,244	2,071,780
JFrog Ltd.(a)	49,864	3,132,955
Manhattan Associates Inc.(a)(b)	255,868	26,912,196
McAfee Corp., Class A	82,039	1,369,231
Medallia Inc.(a)	393,678	13,077,983
nCino Inc.(a)(b)	54,167	3,922,232
New Relic Inc.(a)(b)	235,895	15,427,533
NortonLifeLock Inc.	2,480,700	51,548,946
Nutanix Inc., Class A(a)	871,967	27,789,588
Pagerduty Inc.(a)(b)	314,357	13,108,687
Palo Alto Networks Inc.(a)	420,790	149,544,558
Paycom Software Inc.(a)	222,605	100,673,111
Paylocity Holding Corp.(a)	172,676	35,555,715
Pegasystems Inc.(b)	160,609	21,402,755
Pluralsight Inc., Class A(a)(b)	404,750	8,483,560
Proofpoint Inc.(a)(b)	256,797	35,029,679
PTC Inc.(a)(b)	471,341	56,377,097
RealPage Inc.(a)(b)	348,048	30,363,708
RingCentral Inc., Class A(a)(b)	355,646	134,779,165
Slack Technologies Inc., Class A(a)(b)	1,722,410	72,754,598
Smartsheet Inc., Class A(a)	505,143	35,001,358
Splunk Inc.(a)(b)	718,508	122,067,324
SS&C Technologies Holdings Inc.	211,508	15,387,207

Security	Shares	Value

Software (continued)
Synopsys Inc.(a)(b)	634,244	$164,421,415
Teradata Corp.(a)(b)	375,215	8,431,081
Trade Desk Inc. (The), Class A(a)(b)	186,745	149,582,745
Tyler Technologies Inc.(a)	179,152	78,203,431
Unity Software Inc.(a)(b)	107,775	16,540,229
Zendesk Inc.(a)(b)	520,588	74,506,555
Zscaler Inc.(a)	326,343	65,173,961

		3,044,788,768

Specialty Retail — 4.0%
AutoZone Inc.(a)	62,354	73,916,926
Best Buy Co. Inc.	187,372	18,697,852
Burlington Stores Inc.(a)(b)	262,432	68,639,089
CarMax Inc.(a)(b)	54,506	5,148,637
Carvana Co.(a)(b)	252,305	60,437,140
Five Below Inc.(a)(b)	245,678	42,988,736
Floor & Decor Holdings Inc., Class A(a)(b)	422,407	39,220,490
Leslie’s Inc.(a)	77,281	2,144,548
O’Reilly Automotive Inc.(a)	322,917	146,142,547
Tractor Supply Co.	522,184	73,408,627
Ulta Beauty Inc.(a)	226,260	64,972,821
Vroom Inc.(a)(b)	96,360	3,947,869
Williams-Sonoma Inc.	55,669	5,669,331

		605,334,613

Technology Hardware, Storage & Peripherals — 0.3%
NetApp Inc.	544,282	36,053,240
Pure Storage Inc., Class A(a)(b)	619,819	14,014,107

		50,067,347

Textiles, Apparel & Luxury Goods — 1.2%
Lululemon Athletica Inc.(a)	513,481	178,706,793
VF Corp.	83,720	7,150,525

		185,857,318

Trading Companies & Distributors — 1.1%
Fastenal Co.	2,098,578	102,473,564
WW Grainger Inc.	147,621	60,279,559

		162,753,123

Total Common Stocks — 99.8% (Cost: $9,623,058,132)		15,249,613,094

Short-Term Investments

Money Market Funds — 4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	729,033,491	729,470,911
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	16,820,000	16,820,000

		746,290,911

Total Short-Term Investments — 4.9% (Cost: $745,819,813)		746,290,911

Total Investments in Securities — 104.7% (Cost: $10,368,877,945)		15,995,904,005

Other Assets, Less Liabilities — (4.7)%		(725,198,105)

Net Assets — 100.0%		$15,270,705,900

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell Mid-Cap Growth ETF

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,081,320,894	$—		$(352,740,594	)(a)	$260,982	$629,629	$729,470,911	729,033,491	$4,187,710	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	15,629,000	1,191,000	(a)	—		—	—	16,820,000	16,820,000	18,563		—

						$260,982	$629,629	$746,290,911		$4,206,273		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	74	03/19/21	$13,871	$342,282
S&P MidCap 400 E-Mini Index	13	03/19/21	2,994	89,027

				$431,309

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$15,249,613,094	$—	$—	$15,249,613,094
Money Market Funds	746,290,911	—	—	746,290,911

	$15,995,904,005	$—	$—	$15,995,904,005

Derivative financial instruments(a)
Assets
Futures Contracts	$431,309	$—	$—	$431,309

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

5

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell Mid-Cap Growth ETF

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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